Earnings Per Share - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount		100,000	200,000
Number of shares repurchased				0	241,270	1,822,227
Repurchase of common stock, value	[1]				$ 6,839	$ 67,446
Additional authorized repurchase amount				$ 68,200
Treasury stock reissued, shares				140,156	468,142	362,874
Stock Option [Member]
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount				200,000	200,000	300,000
Common Stock [Member]
Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount		300,000	200,000	200,000		400,000

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.